Summary of significant accounting policies (Details 1)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Futuros Y Opciones.com S.A. [Member]
Statement [Line Items]
Principal activity	Brokerage
Ownership interest held by the Group	51.21%	49.55%	50.10%
Description of equity interest	Futuros y Opciones.Com S.A.
Helmir S.A. [Member]
Statement [Line Items]
Principal activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Helmir S.A.
Jaborandi Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Jaborandi Ltda.
Agrifirma Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Agrifirma Ltda.
FyO Holding S.A. [Member]
Statement [Line Items]
Principal activity	Investment
Ownership interest held by the Group	50.10%	50.10%	50.10%
Description of equity interest	FyO Holding S.A.
Araucaria Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Araucária Ltda.
Cajueiro Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Cajueiro Ltda.
Ceibo Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ceibo Ltda.
Cremaq Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Cremaq Ltda.
Engenho De Maracaju Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	0.00%	0.00%	100.00%
Description of equity interest	Engenho de Maracajú Ltda.
Flamboyant Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Flamboyant Ltda.
Mogno Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Mogno Ltda.
Palmeiras S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Palmeiras S.A.
Agropecuaria Moroti S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Agropecuaria Morotí S.A.
Agropecuaria Acres Del Sud S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Agropecuaria Acres del Sud S.A.
Ombu Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ombú Agropecuaria S.A.
Yatay Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Yatay Agropecuaria S.A.
Yuchan Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Yuchán Agropecuaria S.A.
Amauta Agro S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	98.57%	98.57%	98.57%
Description of equity interest	Amauta Agro S.A.
FYO Acopio S.A. [Member]
Statement [Line Items]
Principal activity	Warehousing and brokerage
Ownership interest held by the Group	98.57%	98.57%	98.57%
Description of equity interest	FyO Acopio S.A.
FYO Chile Spa. [Member]
Statement [Line Items]
Principal activity	Brokerage
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	FyO Chile SPA
IRSA [Member]
Statement [Line Items]
Principal activity	Real estate
Ownership interest held by the Group	55.40%	56.93%	53.94%
Description of equity interest	IRSA
Brasilagro [Member]
Statement [Line Items]
Principal activity	Agricultural
Ownership interest held by the Group	35.22%	37.88%	39.56%
Description of equity interest	Brasilagro